Summarized Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Summary Of Selected Quarterly Financial Information
A summary of selected quarterly financial information is presented below (in thousands, except for per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2015
Interest income	$32,364	$31,720	$30,768	$32,222
Taxable equivalent adjustment	142	144	147	179
Interest income (FTE)	32,506	31,864	30,915	32,401
Interest expense	2,973	2,937	2,910	3,010
Net interest income	29,533	28,927	28,005	29,391
Provision for loan losses	888	2,836	451	2,813
Investment securities gains	14	2,116	—	—
Non-interest income	24,007	13,289	13,706	14,074
Non-interest expense	23,165	23,244	25,377	21,165
Income before income tax expense	29,501	18,252	15,883	19,487
Income tax expense	11,367	6,125	5,129	5,793
Taxable equivalent adjustment	(142)	(144)	(147)	(179)
Net income available to common shareholders	$17,992	$11,983	$10,607	$13,515

Net earnings allocated to common shareholders	$17,783	$11,849	$10,487	$13,362

Basic earnings per common share	$1.18	$0.78	$0.69	$0.88
Diluted earnings per common share	1.17	0.78	0.69	0.88
Average common shares outstanding:
Basic	15,067	15,104	15,178	15,158
Diluted	15,149	15,127	15,198	15,175

2014
Interest income	$33,018	$31,828	$32,438	$32,282
Taxable equivalent adjustment	153	151	152	164
Interest income (FTE)	33,171	31,979	32,590	32,446
Interest expense	2,978	2,973	2,968	3,041
Net interest income	30,193	29,006	29,622	29,405
Provision for loan losses	1,363	435	1,872	384
Investment securities losses	83	818	71	184
Non-interest income	14,222	14,321	14,538	14,485
Non-interest expense	23,376	24,305	24,325	23,035
Income before income tax expense	19,759	19,405	18,034	20,655
Income tax expense	5,803	6,497	6,010	5,961
Taxable equivalent adjustment	(153)	(151)	(152)	(164)
Net income available to common shareholders	$13,803	$12,757	$11,872	$14,530

Net earnings allocated to common shareholders	$13,663	$12,626	$11,746	$14,374

Basic earnings per common share	$0.87	$0.81	$0.76	$0.95

Diluted earnings per common share	0.86	0.80	0.76	0.95
Average common shares outstanding:
Basic	15,631	15,556	15,363	15,096
Diluted	15,796	15,706	15,445	15,182